Unaudited Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income in thousands, except share data (USD $) Share data in Thousands	Total	Common Stock	Additional Paid-in-Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Treasury Shares
Stockholders' Equity, Beginning Balance at Dec. 31, 2009	$ 46,320	$ 104	$ 63,562	$ (12,903)	$ 817	$ (5,260)
Shares issued, Beginning Balance at Dec. 31, 2009	9,219,399	10,446,580	0	0	0	(1,227,181)
Restricted stock issued during period, value	2	2	0	0	0	0
Restricted stock issued during period, shares	190,000	190,000	0	0	0	0
Forfeiture of restricted stock, value	0	0	0	0	0	0
Forfeiture of restricted stock, shares	(2,000)	(2,000)	0	0	0	0
Compensation expense associated with restricted stock awards, net of estimated forfeitures	389	0	389	0	0	0
Shares surrendered to pay taxes on vesting of restricted stock, value	(142)	0	0	0	0	(142)
Shares surrendered to pay taxes on vesting of restricted stock, shares	(35,512)	0	0	0	0	(35,512)
Common stock repurchased, value	(125)	0	0	0	0	(125)
Common stock repurchased, shares	(35,480)	0	0	0	0	(35,480)
Net income	398	0	0	398	0	0
Net change in unrealized gains on AFS investments, net of tax	321	0	0	0	321	0
Total comprehensive income	719	0	0	398	321	0
Stockholders' Equity, Ending Balance at Sep. 30, 2010	47,163	106	63,951	(12,505)	1,138	(5,527)
Shares issued, Ending Balance at Sep. 30, 2010	9,336,407	10,634,580	0	0	0	(1,298,173)
Stockholders' Equity, Beginning Balance at Dec. 31, 2010	44,338	107	64,069	(14,866)	838	(5,810)
Shares issued, Beginning Balance at Dec. 31, 2010	9,302,291	10,672,676				(1,370,385)
Restricted stock issued during period, value	1	1	0	0	0	0
Restricted stock issued during period, shares	104,500	104,500	0	0	0	0
Forfeiture of restricted stock, value	(66)	(1)	(65)	0	0	0
Forfeiture of restricted stock, shares	(33,500)	(33,500)	0	0	0	0
Compensation expense associated with restricted stock awards, net of estimated forfeitures	355	0	355	0	0	0
Shares surrendered to pay taxes on vesting of restricted stock, value	(62)	0	0	0	0	(62)
Shares surrendered to pay taxes on vesting of restricted stock, shares	(15,681)	0	0	0	0	(15,681)
Common stock repurchased, value	(985)	0	0	0	0	(985)
Common stock repurchased, shares	(19,518)	0	0	0	0	(267,345)
Net income	593	0	0	593	0	0
Net change in unrealized gains on AFS investments, net of tax	1,157	0	0	0	1,157	0
Total comprehensive income	1,750	0	0	593	1,157	0
Stockholders' Equity, Ending Balance at Sep. 30, 2011	$ 45,331	$ 107	$ 64,359	$ (14,273)	$ 1,995	$ (6,857)
Shares issued, Ending Balance at Sep. 30, 2011	9,090,265	10,743,676	0	0	0	(1,653,411)